Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to

Prospectus,

dated April 30, 2014

with respect to

Thrivent Partner Small Cap Growth Portfolio

Effective May 27, 2014, the following changes will be made in the sections of the prospectus describing Thrivent Partner Small Cap Growth Portfolio (the "Portfolio").

1.	The "Principal Strategies" section of the "Summary Section" and "More about Investment Strategies and Risks" will be deleted and replaced with the following:

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Growth Index, the Russell 2000® Growth Index, or the small company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of small companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser looks for small companies that, in its opinion:

               have an improving fundamental outlook;
               have capable management; and
               are financially sound.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Thrivent Partner Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to

Prospectus,

dated April 30, 2014

with respect to

Thrivent Partner Small Cap Growth Portfolio

Effective May 27, 2014, the following changes will be made in the sections of the prospectus describing Thrivent Partner Small Cap Growth Portfolio (the "Portfolio").

1.	The "Principal Strategies" section of the "Summary Section" and "More about Investment Strategies and Risks" will be deleted and replaced with the following:

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Growth Index, the Russell 2000® Growth Index, or the small company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of small companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser looks for small companies that, in its opinion:

               have an improving fundamental outlook;
               have capable management; and
               are financially sound.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Growth Index, the Russell 2000® Growth Index, or the small company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of small companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser looks for small companies that, in its opinion:

               have an improving fundamental outlook;
               have capable management; and
               are financially sound.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.